                         AIM Tax-Free Intermediate Fund



[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT             SEPTEMBER 30, 1998

                     -------------------------------------

                                  AIM Tax-Free

                               Intermediate Fund

                           For shareholders who seek

                             a high level of income

                           exempt from federal taxes.

                               The Fund purchases

                          high-quality municipal bonds

                       maturing in 10 1/2 years or less.

                     -------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge. When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.
o An investment cannot be made in the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


     MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
           OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFLIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.



   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter




                    Dear Fellow Shareholder:

                    The economic and political uncertainty during the six-month
   [PHOTO OF        period ended September 30, 1998, affected various financial
  Charles T.        markets differently. The stock market, for example, was
    Bauer,          especially volatile. Uncertainty in stocks bolstered certain
 Chairman of        segments of the bond market--U.S. Treasury issues in
 the Board of       particular, whose safety has been a magnet for investors in
   THE FUND         uncertain times.
 APPEARS HERE]           This environment made municipal bonds especially
                    attractive. By the end of the reporting period, high-grade municipal bonds were favorably priced in comparison to federally taxable Treasury issues and were offering nearly equivalent yields while high-yield municipal bonds were offering greater yields in many instances. Moreover, developments overseas had little impact on the ability of municipal bond issuers--state and local governments, school districts, hospitals and other entities--to meet their debt obligations.
      Despite the recent market volatility, we see several reasons for optimism, particularly for municipal-bond investors. For one, the worst uncertainties are overseas and are not likely to have much impact on municipal securities. Secondly, there is much fundamental strength in the U.S. economy. As a result, state and local governments are generating more revenue through taxes and user fees to support municipal-bond issues. Lower interest rates also are making it easier for the issuers of municipal securities to meet their debt obligations. And while there has been much discussion about a flat tax or national sales tax that would eliminate the tax-exempt status of municipal bonds, we believe the chances of either plan being adopted are slim.
      We continue to follow our disciplined fixed-income and equity investing strategies. We believe that uncertain times underscore the need to think long term. The fundamental principles of investing have not changed: broadly diversify your portfolio, develop realistic expectations, and always check with your financial consultant before making any investment decisions.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Prior to the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds.
      This transaction gives you, our shareholders, access to a greater variety of investment choices through the expanded lineup of AIM funds. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.

YOUR FUND MANAGERS' COMMENTS
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
      We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
      Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
CHAIRMAN


                      ------------------------------------

                        ... state and local governments

                                 are generating

                                  more revenue

                          through taxes and user fees

                       to support municipal-bond issues.

                           Lower interest rates also

                              are making it easier

                                for the issuers

                           of municipal securities to

                          meet their debt obligations.

                      ------------------------------------

The Managers' Overview

MUNICIPAL BONDS A BARGAIN FOR INVESTORS

A roundtable discussion with the Fund management team for AIM Tax-Free Intermediate Fund for the six months ended September 30, 1998.
--------------------------------------------------------------------------------

Q. Prices of higher-quality bonds, particularly U.S. Treasury issues, soared during the reporting period. How did the Fund perform?

A. During the reporting period, municipal bonds emerged as one of the best bargains in the fixed-income market. Largely because of a significant surge in new-issue supply, municipal bonds were favorably priced in comparison to federally taxable U.S. Treasury securities. At the same time, high-quality municipal bonds offered more than 95% of the yield of U.S. Treasury issues--the highest level in 12 years. In conjunction with these trends, your Fund continued to provide attractive current income (see chart below), exempt from federal taxes, while maintaining share-price stability.
        For the six months ended September 30, 1998, total return was 3.63%. Net asset value per share remained within a relatively narrow range of $10.92 to $11.20, extending the Fund's track record of relative price stability as illustrated by the accompanying chart.

================================================================================
FUND OFFERS SOLID INCOME
As of 9/30/98
--------------------------------------------------------------------------------

[BAR CHART]

30-DAY DISTRIBUTION RATE AT NAV                              4.39%

TAXABLE EQUIVALENT DISTRIBUTION RATE*                        7.27%

30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE                   3.64%

TAXABLE EQUIVALENT 30-DAY SEC YIELD*                         6.03%

*   Assumes highest marginal federal tax rate of 39.6%
================================================================================

Q.  What was the major theme in the bond market during the reporting period?

A. Severe economic dislocations in Asia, Russia, and Latin America, combined with political controversy in the U.S., precipitated a sharp drop in the stock market and ignited a strong rally in the bond market. The rally, however, was largely confined to higher-rated bonds, specifically U.S. Treasury securities. In the unsettled market environment, investors flocked to Treasury issues because of their relative safety and liquidity.
        Treasury securities soared in price, sending their yields to historic lows. For example, the yield of the benchmark 30-year Treasury bond fell from 5.93% on March 31, 1998, to 4.97% at the end of the reporting period--its lowest level since this issue came into existence in 1977. But while the Treasury market soared, lower-rated bonds appreciated less dramatically in value or actually dropped in price. That caused the yield differentials between higher- and lower-rated bonds to widen substantially.
        The bond market was given a boost at the end of September when the Federal Reserve Board (the Fed) decided to lower interest rates. This marked the first Fed easing of monetary policy in more than two years.

Q.  What were the major trends in the municipal bond market?

A. Unlike U.S. Treasury securities, municipal bonds appreciated only modestly in price during the reporting period. Foreign investors, who helped


================================================================================
HISTORY OF NET ASSET VALUE STABILITY
--------------------------------------------------------------------------------
5/11/87 - 9/30/98

10.00                 5/11/87            10.67                  3/95

9.89                   3/88              10.79                  3/96

9.69                   3/89              10.73                  3/97

9.89                   3/90              10.86                  6/97

10.07                  3/91              10.97                  9/97

10.27                  3/92              11.06                 12/97

10.74                  3/93              11.05                  3/98

10.62                  3/94              11.13                  9/98

================================================================================
Source: Towers Data Systems HYPO--Registration Mark--. There is no guarantee the Fund will maintain a constant NAV. Investment return will vary so that you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================

PORTFOLIO COMPOSITION

As of 9/30/98, based on total net assets

=======================================================================================================================
Top Five Bond Holdings                    Coupon        Maturity          %
-----------------------------------------------------------------------------------------------------------------------
1. Louisiana (State of)                    6.00%        04/15/07        2.70         [PIE CHART]

2. Hawaii (State of)                       6.00%        03/01/07        2.70         GENERAL OBLIGATION BONDS    34%
                                                                                     REVENUE BONDS               66%
3. New York (City of)                      5.60%        11/01/05        2.60

4. Nassau (County of)                      5.15%        03/01/07        2.50

5. Snohomish (County of)                   5.70%        01/01/06        2.10
   Public Utilities District

NUMBER OF HOLDINGS       186               WEIGHTED AVERAGE MATURITY    5.7 YEARS
                                           DURATION                     4.4 YEARS

Please keep in mind the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
=======================================================================================================================

    drive up the price of Treasury issues, generally did not buy municipal bonds since they don't receive tax advantages from owning municipal securities.
        A significant increase in new-issue supply also kept municipal-bond prices relatively subdued. During the nine months ended September 30, more than $200 billion in new municipal debt entered the market. At this pace, 1998 is on course to be the second-largest year in terms of new issue volume, according to THE BOND BUYER, a newspaper that tracks the municipal bond market. Falling interest rates prompted many state and local governments to refinance existing debt or to issue bonds to finance new projects.
        At the same time municipal-bond supply was increasing, a budget surplus was allowing the federal government to cut back on the issuance of Treasury securities, further enhancing their value. As a result, municipal-bond prices were relatively low-and yields high-in comparison to Treasury issues.

Q.  How did you manage the Fund?

A. At the end of the reporting period, revenue bonds comprised 66% of the Fund's holdings while general obligation bonds comprised 34%--roughly the same percentages as six months ago. Revenue bonds are paid with income generated by various projects while general obligation bonds are paid with tax dollars. State and local governments have found it difficult to raise taxes to support general-obligation bond issues because of public opposition.
        We like revenue bonds because their creditworthiness tends to be less sensitive to the political environment than that of general obligation bonds.
        We focused on revenue bonds for essential services, such as solid waste disposal and water and sewer service. The demand for essential services tends to be less affected by economic trends.

Q.  Are you still maintaining a high-quality portfolio?

A. Yes, as of September 30, 1998, the Fund had an average portfolio quality rating of AA+/Aa+ as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's), two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
        Approximately 69% of the portfolio's holdings were securities rated AAA, and 100% of the portfolio was rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--comprised about 62% of the portfolio.

Q.  How tax efficient is the Fund?

A. For more than four years, the Fund has paid no taxable capital gains distributions or ordinary income distributions. We make every effort to avoid transactions that would result in capital gains that are not offset by capital losses.

Q.  What is your outlook for the immediate future?

A. Overall, the environment for bonds appears to be favorable. The inflation rate has remained low despite strong economic growth over the past few years. Now that economic growth is slowing, inflation appears to be even less of a threat. Fed Chairman Alan Greenspan has indicated that the Fed may further cut interest rates to prevent the economic situation from deteriorating. Indeed, in mid-October, after the reporting period ended, the Fed further eased monetary policy. Additional rate cuts could prove beneficial for bonds.
        We are particularly optimistic about municipal bonds because of their relatively attractive prices and yields in comparison to U.S. Treasury issues. Near term, we expect the yields of municipal bonds to remain comparable to those of Treasuries. We also believe tax-exempt funds could continue to gain in popularity as more Americans become subject to the higher tax brackets.

FOR CONSIDERATION

AIM PREPARES FOR THE YEAR 2000

THE YEAR 2000. THE WORDS STIR THE IMAGINATION, MAKING US WONDER WHAT THE NEXT MILLENNIUM WILL BRING. BUT THE WORDS ARE ALSO STARTING TO MAKE SOME PEOPLE WORRY, SINCE THERE'S BEEN SO MUCH TALK LATELY ABOUT A COMPUTER GLITCH CALLED "THE YEAR 2000 PROBLEM." BECAUSE THIS IS A PROBLEM THAT COULD AFFECT MOST AMERICAN INDUSTRIES, INCLUDING THE MUTUAL FUND INDUSTRY, WE WANT TO BRING YOU THIS UPDATE TO LET YOU KNOW HOW AIM IS GETTING READY.
--------------------------------------------------------------------------------

WHAT IS THE YEAR 2000 PROBLEM?
It has to do with the way that computers understand dates. Most computers were programmed to recognize only the last two digits of a four-digit date ("98" for
1998). When the year 2000 hits, the computer will read "00"--but it may interpret that as the year 1900. So, if the computer makes a calculation involving a date of January 1, 2000, or later, it could be processed incorrectly. Date-sensitive calculations are found in all kinds of places--from elevators to air traffic control systems--but they are especially prevalent in the financial services industry.
--------------------------------------------------------------------------------

AIM'S YEAR 2000 COMPLIANCE
AIM's technology team has been addressing Year 2000 issues for some time now. Our internal team, together with an independent technology consultant, are implementing a comprehensive Year 2000 Compliance Project for A I M Management Group Inc. and its subsidiaries.
        So far, we've inventoried all software applications that we rely on, and we've identified the applications that might need adjustments to function properly when the year 2000 arrives. We are now in the final phase of the project, making corrections and testing applications that need adjustment. We plan to complete this phase during the fourth quarter of 1998.
--------------------------------------------------------------------------------

AN INDUSTRY-WIDE TEST
In the spring of 1999, AIM intends to participate in industry-wide testing that should simulate the arrival of the year 2000. This should allow mutual fund companies, banks, exchanges, and other players in the financial community to test various kinds of transactions and to determine if any further adjustments need to be made before the end of the year.
        We believe our plans are quite comprehensive, and we're committed to monitoring all software applications through the critical period, extending as far as needed into the 21st century.


[Graphic]

SCHEDULE OF INVESTMENTS

September 30, 1998
(Unaudited)

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MUNICIPAL OBLIGATIONS-99.50%

ALABAMA-1.67%

Alabama State Municipal
  Electric Authority; Power
  Supply Series A RB
  6.30%, 09/01/01(b)          AAA    Aaa     $  400   $    429,068
------------------------------------------------------------------
Birmingham (City of) Special
  Care Facilities Financing
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.95% 11/01/07(c)           AA+    Aa2      1,000      1,041,500
------------------------------------------------------------------
McIntosh Alabama Industrial
  Development Board;
  Environmental Improvement
  RB
  5.00%, 06/01/08             AA-    Aaa      1,950      2,056,320
------------------------------------------------------------------
                                                         3,526,888
------------------------------------------------------------------

ALASKA-3.01%

Alaska State Housing
  Financing Corp.; Series A
  RB
  3.60%, 06/01/26(d)          A1+   VMIG-1    4,211      4,211,000
------------------------------------------------------------------
Anchorage (City of); School
  Series 1994 GO
  5.50%, 07/01/06(b)          AAA    Aaa      1,950      2,132,772
------------------------------------------------------------------
                                                         6,343,772
------------------------------------------------------------------

ARIZONA-5.38%

Arizona (State of)
  (Educational Loan
  Marketing Corp.);
  Refunding Series A RB
  6.55%, 03/01/99              -     Aa2      1,000      1,010,730
------------------------------------------------------------------
Maricopa County (Gilbert
  Unified School District
  #41 Project of 1988);
  School Improvement Series
  1992 E GO
  6.20%, 07/01/02(e)          AAA    Aaa      1,250      1,363,113
------------------------------------------------------------------
Maricopa County (Peoria
  Unified School District
  #11 Project of 1996);
  School Improvement Series
  C GO
  4.00%, 07/01/03(b)          AAA    Aaa        500        500,620
------------------------------------------------------------------
Maricopa County (Phoenix
  Unified High School
  District #210 Project of
  1995); School Improvement
  Series C GO
  4.00%, 07/01/00              AA    Aa3      2,500      2,518,700
------------------------------------------------------------------
Maricopa County School
  District #90 (Ruth Fisher
  Elementary); Series 1997
  GO
  4.70%, 07/01/99              -      A2      1,300      1,311,687
------------------------------------------------------------------
Mesa Industrial Development
  Authority (Western Health
  Network-Mesa Lutheran
  Project); Health Care
  Facilities Refunding
  Series 1988 B1 RB
  7.50%, 01/01/04(b)          AAA    Aaa        620        637,875
------------------------------------------------------------------
Mohave County Unified School
  District #1 (Lake Havasu);
  Series A GO
  5.40%, 07/01/06(b)          AAA    Aaa        200        219,162
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ARIZONA-(CONTINUED)

Navajo County Unified School
  District; Series 1997 A GO
  5.00%, 07/01/07(b)          AAA    Aaa     $  450   $    482,886
------------------------------------------------------------------
Phoenix (City of); Senior
  Lien Street and Highway
  User Refunding Series 1992
  RB
  6.20%, 07/01/02              AA     A1      1,000      1,086,480
------------------------------------------------------------------
Pima County (Unified School
  District #6 Marana);
  Refunding Series 1992 RB
  4.375%; 07/01/08(b)         AAA    Aaa        400        401,552
------------------------------------------------------------------
Yuma County School District
  #13 (Crane Elementary);
  Refunding Series GO
  5.25%; 07/01/01(b)           -     Aaa        675        703,586
------------------------------------------------------------------
Yuma Industrial Development
  Authority (Yuma Regional
  Medical Center Project);
  Health Care Facilities
  Series 1997 Refunding RB
  5.70%, 08/01/06(b)          AAA    Aaa      1,000      1,106,080
------------------------------------------------------------------
                                                        11,342,471
------------------------------------------------------------------

ARKANSAS-3.17%

Arkansas State Development
  Financial Authority;
  Correction Facility Series
  1996 RB
  6.25%, 10/01/06(b)          AAA    Aaa      1,800      2,074,608
------------------------------------------------------------------
Conway (City of); Sales and
  Use Tax Capital
  Improvement Series 1997 A
  RB
  4.80%, 12/01/07(b)          AAA    Aaa        825        859,707
------------------------------------------------------------------
Little Rock (City of)
  (Baptist Medical Center);
  Health Facility Hospital
  Series RB
  6.70%, 11/01/04(b)          AAA    Aaa      1,400      1,581,818
------------------------------------------------------------------
North Little Rock (City of);
  Electric System Refunding
  Series 1992 A RB
  6.00%, 07/01/01(b)          AAA    Aaa        500        532,075
------------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding & Improvement
  Series 1997 GO
  5.10%, 04/01/06(b)           -     Aaa        500        540,325
------------------------------------------------------------------
  5.20%, 04/01/07(b)           -     Aaa      1,000      1,093,180
------------------------------------------------------------------
                                                         6,681,713
------------------------------------------------------------------

CALIFORNIA-1.79%

California Health Care
  Facilities Financing
  Authority (Casa De Las
  Campanas); Hospital Series
  A RB
  4.875%, 08/01/08             A+     -         700        732,501
------------------------------------------------------------------
California State Public
  Works Board (Department of
  Corrections) (State
  Prison-Madera County);
  Lease Series 1990 A RB
  7.00%, 09/01/00              A      A         100        106,203
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
CALIFORNIA-(CONTINUED)

Folsom (City of) (School
  Facilities Project);
  Series 1994 B GO
  6.00%, 08/01/02(b)          AAA    Aaa     $  500   $    542,280
------------------------------------------------------------------
Inglewood (City of) (Daniel
  Freeman Hospital Inc.);
  Insured Hospital Series
  1991 RB
  6.50%, 05/01/01(e)          NRR    NRR        400        429,872
------------------------------------------------------------------
Orange (County of);
  Refunding Recovery Series
  A RB
  5.50%, 06/01/06(b)          AAA    Aaa      1,000      1,104,270
------------------------------------------------------------------
Parking Authority of the
  City and County of San
  Francisco; Parking Meter
  Series 1994 RB
  6.75%, 06/01/05(b)          AAA    Aaa        500        584,070
------------------------------------------------------------------
West End Water Development,
  Treatment, and
  Conservation Joint Powers
  Authority; Water
  Facilities Series 1990
  Certificate of
  Participation
  7.00%, 10/01/00(e)          NRR    NRR        250        266,173
------------------------------------------------------------------
                                                         3,765,369
------------------------------------------------------------------

COLORADO-0.58%

Colorado Student Obligation
  Bond Authority; Student
  Loan Series 1985 B RB
  6.125%, 12/01/98             -      A          25         25,075
------------------------------------------------------------------
Highlands Ranch Metropolitan
  District #3; Refunding
  Series B RB
  4.50%, 12/01/04(b)           A      -       1,175      1,195,798
------------------------------------------------------------------
                                                         1,220,873
------------------------------------------------------------------

CONNECTICUT-1.10%

New Haven (City of); Series
  1997 GO
  6.00%, 02/15/06(b)          AAA    Aaa      2,050      2,323,060
------------------------------------------------------------------

DELAWARE-0.38%

Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(c)(e)       AAA    Aaa        750        794,490
------------------------------------------------------------------

DISTRICT OF COLUMBIA-5.29%

District of Columbia;
  Refunding Unlimited Tax
  Series B GO
  6.75%, 06/01/99(b)          AAA    Aaa        695        708,844
------------------------------------------------------------------
  6.125%, 06/01/02(c)(e)      AAA    Aaa         60         65,546
------------------------------------------------------------------
  6.125%, 06/01/03(b)         AAA    Aaa      2,960      3,233,592
------------------------------------------------------------------
  5.50%, 06/01/07(b)          AAA    Aaa      3,000      3,255,450
------------------------------------------------------------------
District of Columbia
  (American Association
  Advancement Science);
  Series 1997 RB
  5.00%, 01/01/05(b)          AAA    Aaa        800        840,584
------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding Series
  1993 A RB
  5.50%, 08/15/06(b)          AAA    Aaa        500        544,155
------------------------------------------------------------------
  Series 1996 A RB
  6.00%, 08/15/06(b)          AAA    Aaa      1,550      1,738,372
------------------------------------------------------------------
  6.00%, 08/15/07(b)          AAA    Aaa        500        565,200
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (The
  Howard University Issue);
  University Series 1990 A
  RB
  6.90%, 10/01/00(e)          AAA    NRR     $  200   $    211,768
------------------------------------------------------------------
                                                        11,163,511
------------------------------------------------------------------

FLORIDA-2.05%

Broward (County of)
  Expressway Authority;
  Refunding Series A GO
  6.50%, 07/01/04             AA+    Aa2      1,000      1,001,860
------------------------------------------------------------------
Palm Beach County Solid
  Waste Authority; Refunding
  Series 1997 A RB
  5.50%, 10/01/06(b)          AAA    Aaa      3,000      3,324,570
------------------------------------------------------------------
                                                         4,326,430
------------------------------------------------------------------

GEORGIA-4.61%

Albany (City of); Sewer
  System Series 1992 RB
  6.30%, 07/01/02(e)          AAA    Aaa        500        544,060
------------------------------------------------------------------
De Kalb (County of) Private
  Hospital Authority
  (Egleston Childrens'
  Hospital); Revenue
  Anticipation Certificates
  Series A RB
  3.55%, 03/01/24(d)          A1+   VMIG-1    3,700      3,700,000
------------------------------------------------------------------
Fulton (County of); Water
  and Sewer Refunding Series
  1992 RB
  5.75%, 01/01/02(b)          AAA    Aaa        715        759,759
------------------------------------------------------------------
Georgia (State of); Series
  1988 D GO
  7.10%, 06/01/99             AAA    Aaa      2,000      2,050,220
------------------------------------------------------------------
Georgia State Municipal
  Electric Authority; Series
  V RB
  6.00%, 01/01/01(b)          AAA    Aaa      1,000      1,050,240
------------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transportation Authority;
  Sales Tax Refunding Series
  M RB
  6.15%, 07/01/02             AA-     A1        500        542,010
------------------------------------------------------------------
Savannah (City of) Hospital
  Authority (St. Joseph's
  Candler Health System);
  Refunding Series A RB
  5.25%, 07/01/08(b)           -     Aaa      1,000      1,080,660
------------------------------------------------------------------
                                                         9,726,949
------------------------------------------------------------------

HAWAII-2.69%

Hawaii (State of); Refunding
  Series 1997 GO
  6.00%, 03/01/07(b)          AAA    Aaa      5,000      5,661,900
------------------------------------------------------------------

ILLINOIS-3.73%

Chicago (City of); Series
  1997 GO
  6.00%, 01/01/06(b)          AAA    Aaa        500        559,945
------------------------------------------------------------------
Chicago (City of) (Central
  Public Library Project);
  Adjustable Rate Series
  1988 C GO
  6.10%, 01/01/99(b)          AAA    Aaa        500        503,340
------------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing (Park
  Place Apartments Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(c)          AAA    Aaa      1,250      1,336,300
------------------------------------------------------------------
Illinois Development
  Financial Authority;
  Series 1997 IDR
  4.80%, 08/01/25             AA-     -       1,000      1,027,450
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)          AAA     -      $  375   $    380,719
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group); Series
  1997 A RB
  4.90%, 02/15/08(b)          AAA    Aaa        835        872,575
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB
  4.80%, 10/01/99(b)          AAA    Aaa        255        258,766
------------------------------------------------------------------
  5.55%, 10/01/06(b)          AAA    Aaa        500        549,320
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Mercy Hospital
  and Medical Center);
  Refunding Series 1992 RB
  6.20%, 01/01/00              A-    Baa1       250        255,985
------------------------------------------------------------------
Illinois Regional Transit
  Authority; Series B RB
  6.30%, 06/01/04(c)(e)       AAA    Aaa      1,000      1,139,510
------------------------------------------------------------------
Joliet (City of); Waterworks
  and Sewer Series 1991 RB
  6.95%, 01/01/01(b)          AAA    Aaa        250        267,785
------------------------------------------------------------------
Kane (County of) Public
  Building Commission;
  Unlimited Tax Public
  Building Series B GO
  6.20%, 12/01/99(c)(e)       NRR    NRR        700        722,393
------------------------------------------------------------------
                                                         7,874,088
------------------------------------------------------------------

INDIANA-5.12%

Frankfort Middle School
  Building Corp.; Refunding
  Series 1996 RB
  5.20%, 01/10/07(b)          AAA    Aaa        295        315,399
------------------------------------------------------------------
Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)          AAA    Aaa      1,095      1,144,844
------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated Group);
  Series 1997 D RB
  5.00%, 11/01/07(c)          AA+    Aa2      2,500      2,599,750
------------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System); Refunding Special
  Obligation 1st-Crossover B
  RB
  4.80%, 01/01/09(b)          AAA    Aaa      2,000      2,042,580
------------------------------------------------------------------
Indiana Transportation
  Finance Authority; Airport
  Facilities Lease Series A
  RB
  6.00%, 11/01/01              A      A1        500        532,345
------------------------------------------------------------------
Indiana Transportation
  Finance Authority; Highway
  Series A RB
  5.50%, 06/01/07(b)          AAA    Aaa      1,000      1,097,270
------------------------------------------------------------------
Warren (City of) School
  Building Corp; Refunding
  First Mortgage RB
  4.30%, 01/05/01(b)          AAA    Aaa      1,500      1,518,540
------------------------------------------------------------------
  4.50%, 01/05/03(b)          AAA    Aaa      1,500      1,537,815
------------------------------------------------------------------
                                                        10,788,543
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
IOWA-1.60%

Iowa Student Loan Liquidity
  Corp.; Student Loan Series
  1992 A RB
  6.25%, 03/01/00              -     Aa1     $  500   $    515,620
------------------------------------------------------------------
Muscatine Iowa Electric;
  Refunding Series RB
  5.00%, 01/01/08              A      A3      2,855      2,858,397
------------------------------------------------------------------
                                                         3,374,017
------------------------------------------------------------------

KANSAS-1.56%

Burlington (City of)
  Environmental Improvement
  (Power and Lighting
  Project); Refunding Series
  K PCR
  4.35%, Project D
    09/01/01(c)                A1     A2      1,250      1,260,488
------------------------------------------------------------------
  4.50%, Project C
    09/01/03(c)                A1     A2      2,000      2,027,160
------------------------------------------------------------------
                                                         3,287,648
------------------------------------------------------------------

KENTUCKY-0.54%

Kentucky Economic
  Development Finance
  Authority (Ashland
  Hospital Corp); Medical
  Center Refunding and
  Improvement Series RB
  4.50%, 02/01/02(b)          AAA    Aaa        850        868,632
------------------------------------------------------------------
Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization Project);
  RB
  7.125%, 05/15/00(c)(e)      AAA    Aaa        260        277,891
------------------------------------------------------------------
                                                         1,146,523
------------------------------------------------------------------

LOUISIANA-6.10%

Jefferson Parish School
  Board; Sales and Use Tax
  RB
  6.00%, 02/01/04(b)          AAA    Aaa      1,720      1,891,983
------------------------------------------------------------------
Louisiana (State of); Series
  A GO
  6.00%, 04/15/07(b)          AAA    Aaa      5,000      5,666,250
------------------------------------------------------------------
Louisiana Offshore Terminal
  Authority (Loop, Inc.);
  Deepwater Port Refunding
  Series 1992 RB
  6.00%, 09/01/01              A      A3      1,000      1,055,990
------------------------------------------------------------------
  6.20%, 09/01/03              A      A3      1,000      1,092,880
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  Series 1987 C RB
  7.30%, 08/15/99              A+     A1        270        276,361
------------------------------------------------------------------
New Orleans (City of);
  Refunding Certificates of
  Indebtedness Series A GO
  4.15%, 08/01/01(b)          AAA    Aaa      2,000      2,023,280
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  #1 (Glenwood Regional
  Medical Center); Hospital
  Refunding Series 1996 RB
  5.00%, 05/15/99              A      -         850        856,171
------------------------------------------------------------------
                                                        12,862,915
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MAINE-1.99%

Maine Financial Authority;
  Electric Rate
  Stabilization Refunding
  Series A RB
  4.10%, 07/01/02(b)          AAA    Aaa     $1,000   $  1,009,970
------------------------------------------------------------------
  4.50%, 07/01/08(b)          AAA    Aaa      2,080      2,122,661
------------------------------------------------------------------
Regional Waste System Inc.;
  Solid Waste Resource
  Recovery Series P RB
  5.25%, 07/01/03              AA     -       1,000      1,060,060
------------------------------------------------------------------
                                                         4,192,691
------------------------------------------------------------------

MASSACHUSETTS-0.69%

Massachusetts State Health
  and Educational Facilities
  Authority (Eye and Ear
  Infirmary); Series B RB
  5.00%, 07/01/05              A      -       1,000      1,046,470
------------------------------------------------------------------
New England Education Loan
  Marketing Corp.; Student
  Loan Refunding Senior
  Issue 1992 D RB
  6.20%, 09/01/00              -     Aaa        400        416,720
------------------------------------------------------------------
                                                         1,463,190
------------------------------------------------------------------

MICHIGAN-1.94%

Dearborn (City of) Economic
  Development Corp. (Oakwood
  Obligated Group); Hospital
  Series 1991 A RB
  6.95%, 08/15/01(c)(e)       AAA    Aaa      1,000      1,105,410
------------------------------------------------------------------
Detroit (City of) School
  District; GO
  5.60%, 05/01/01             AA+    Aa2        765        802,630
------------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series I RB
  6.40%, 10/01/04              AA    Aa2      2,000      2,184,320
------------------------------------------------------------------
                                                         4,092,360
------------------------------------------------------------------

MINNESOTA-0.38%

Southern Minnesota Municipal
  Power Agency; Power Supply
  System Series A RB
  5.60%, 01/01/04              A+     A2        745        795,347
------------------------------------------------------------------

MISSISSIPPI-0.72%

Gulfport (City of);
  Refunding GO
  5.00%, 05/01/01(b)           -     Aaa        405        418,195
------------------------------------------------------------------
  4.55%, 05/01/07(b)           -     Aaa        515        527,875
------------------------------------------------------------------
  4.55%, 05/01/08(b)           -     Aaa        550        561,979
------------------------------------------------------------------
                                                         1,508,049
------------------------------------------------------------------

MISSOURI-1.18%

Fort Osage Reorganization
  School District #1
  (Missouri School District
  Direct Deposit Program);
  Series 1997 GO
  4.95%, 03/01/06              AA    Aa2        405        430,770
------------------------------------------------------------------
Missouri State Health and
  Educational Facilities
  Authority (Freeman Health
  Systems Project); Hospital
  Series RB
  4.85%, 02/15/07(b)           A      -       1,000      1,027,620
------------------------------------------------------------------
  5.00%, 02/15/08(b)           A      -         515        533,669
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MISSOURI-(CONTINUED)

State Environmental
  Improvement and Energy
  Resource Authority (City
  of Branson Project) (State
  Revolving Fund Program);
  Water Series 1995 A PCR
  5.00%, 07/01/99(b)          AAA    Aaa     $  500   $    506,200
------------------------------------------------------------------
                                                         2,498,259
------------------------------------------------------------------

MONTANA-0.21%

Montana Higher Education
  Assistance Corp.; Student
  Loan Series 1992 A RB
  6.60%, 12/01/00              -      A         420        440,979
------------------------------------------------------------------

NEVADA-0.23%

Clark County Improvement
  District No. 65 (Lamb
  Boulevard III); Series
  1992 GO
  6.20%, 12/01/02             AA-     A1        120        124,031
------------------------------------------------------------------
Nevada (State of) (Nevada
  Municipal Bond Bank
  Project Nos. 38-39);
  Limited Tax Series 1992 A
  GO
  6.00%, 07/01/01(e)          NRR    NRR        350        369,828
------------------------------------------------------------------
                                                           493,859
------------------------------------------------------------------

NEW JERSEY-1.34%

Gloucester County Utilities
  Authority; Sewer Refunding
  Series 1991 RB
  6.10%, 01/01/00             AA-     A1        225        232,101
------------------------------------------------------------------
Jersey City (City of)
  (Qualified School Bond);
  GO
  6.40%, 02/15/00              AA    Aa3      1,000      1,037,760
------------------------------------------------------------------
New Jersey Transportation
  Trust Fund Authority;
  Transportation System
  Series 1992 A RB
  5.90%, 06/15/99(e)          NRR    Aaa      1,000      1,018,340
------------------------------------------------------------------
Trenton (City of); Fiscal
  Year Adjustment GO
  6.10%, 08/15/02(b)          AAA    Aaa        500        544,470
------------------------------------------------------------------
                                                         2,832,671
------------------------------------------------------------------

NEW MEXICO-1.24%

Albuquerque (City of); Joint
  Water and Sewer Series
  1990 A RB
  6.00%, 07/01/00(c)(e)       AAA    NRR      1,000      1,039,180
------------------------------------------------------------------
Farmington (City of) (San
  Juan Regional Medical
  Center); Hospital Series A
  RB
  5.00% 06/01/01(b)            -     Aaa      1,015      1,048,810
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  5.50%, 06/01/03(e)          AAA    Aaa        500        534,830
------------------------------------------------------------------
                                                         2,622,820
------------------------------------------------------------------

NEW YORK-9.55%

Long Island Power Authority
  (New York Electrical
  Systems); Series A RB
  5.25%, 12/01/02              A-    Baa1     1,250      1,319,000
------------------------------------------------------------------
Nassau (County of); General
  Improvement Series V GO
  5.15%, 03/01/07(b)          AAA    Aaa      5,000      5,377,300
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NEW YORK-(CONTINUED)

New York (City of);
  Refunding Series D GO
  5.60%, 11/01/05              A-     A3     $5,000   $  5,433,850
------------------------------------------------------------------
New York (City of); Series G
  GO
  5.90%, 02/01/05              A-     A3      1,150      1,259,492
------------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series A RB
  6.00%, 02/15/05              A-     A3      1,000      1,101,270
------------------------------------------------------------------
  6.00%, 08/15/07              A-     A3      1,775      1,998,082
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University Issue); Series
  1997 RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,275      1,456,356
------------------------------------------------------------------
New York (State of) Medical
  Care Facilities Financing
  Agency; Hospital & Nursing
  Home Series 1995 A RB
  5.60%, 02/15/05(b)          AAA     -       1,315      1,391,928
------------------------------------------------------------------
Syracuse (City of); Public
  Improvement Series B GO
  4.30%, 10/01/03(b)          AAA    Aaa        775        792,104
------------------------------------------------------------------
                                                        20,129,382
------------------------------------------------------------------

NORTH CAROLINA-0.51%

North Carolina Municipal
  Power Agency No. 1
  (Catawba Electric);
  Electrical Refunding
  Series RB
  5.25%, 01/01/07(b)          AAA    Aaa      1,000      1,072,420
------------------------------------------------------------------

NORTH DAKOTA-0.70%

Bismarck (City of); Lodging
  and Restaurant Tax Series
  RB
  4.375%, 12/01/03             -      A3        470        485,369
------------------------------------------------------------------
Fargo (City of); Refunding
  Water Series 1997 RB
  5.50%, 01/01/08(b)          AAA    Aaa        905        994,984
------------------------------------------------------------------
                                                         1,480,353
------------------------------------------------------------------

OHIO-3.23%

Franklin (County of); 1991
  Issue GO
  6.30%, 12/01/01(c)(e)       NRR    NRR      1,500      1,639,425
------------------------------------------------------------------
Greene (County of); Water
  System Series A RB
  5.45%, 12/01/06(b)          AAA    Aaa        585        643,927
------------------------------------------------------------------
Hilliard City School
  District; School
  Improvement Refunding
  Series 1992 GO
  6.05%, 12/01/00(b)          AAA    Aaa        500        525,160
------------------------------------------------------------------
  6.15%, 12/01/01(b)          AAA    Aaa        250        268,378
------------------------------------------------------------------
Lucas County (St. Vincent's
  Medical Center); Hospital
  Series A RB
  6.75%, 08/15/20(b)          AAA    Aaa      2,000      2,133,600
------------------------------------------------------------------
Ohio (State of) (Elementary
  & Secondary Education
  Facilities); Series 1997
  RB
  5.10%, 12/01/05             AA-    Aa3      1,500      1,608,465
------------------------------------------------------------------
                                                         6,818,955
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
OKLAHOMA-1.38%

Norman (City of) Hospital
  Authority; Refunding
  Series A RB
  5.20%, 09/01/06(b)          AAA    Aaa     $  310   $    333,901
------------------------------------------------------------------
  5.30%, 09/01/07(b)          AAA    Aaa      1,090      1,186,727
------------------------------------------------------------------
Oklahoma Housing Finance
  Agency; Single Family
  Mortgage Series A RB
  6.55%, 03/01/00(b)          AAA    Aaa        105        108,473
------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Hospital Series 1993 A RB
  5.60%, 02/01/00(e)          NRR    NRR      1,250      1,281,925
------------------------------------------------------------------
                                                         2,911,026
------------------------------------------------------------------

OREGON-1.99%

Cow Creek Band (Umpqua Tribe
  of Indians); Series B RB
  4.25%, 07/01/03(b)          AAA    Aaa      1,265      1,285,569
------------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure); Unlimited
  Tax Series 1997 GO
  5.00%, 12/01/07(b)          AAA    Aaa      1,145      1,217,547
------------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03              A+     A1      1,065      1,141,627
------------------------------------------------------------------
  5.55%, 06/01/04              A+     A1        500        544,125
------------------------------------------------------------------
                                                         4,188,868
------------------------------------------------------------------

PENNSYLVANIA-0.49%

Fayette County Hospital
  Authority (Union Town
  Hospital); Refunding
  Series RB
  4.85%, 06/15/01(b)          AAA     -       1,000      1,028,660
------------------------------------------------------------------

RHODE ISLAND-0.52%

Rhode Island (State of);
  Refunding Series 1992 A GO
  6.10%, 06/15/03(b)          AAA    Aaa      1,000      1,094,100
------------------------------------------------------------------

SOUTH DAKOTA-0.99%

Rapid City (City of); Sales
  Tax Series 1995 A RB
  5.60%, 06/01/05(b)          AAA    Aaa        255        279,398
------------------------------------------------------------------
South Dakota Health and
  Education Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)          AAA    Aaa      1,680      1,817,676
------------------------------------------------------------------
                                                         2,097,074
------------------------------------------------------------------

TENNESSEE-3.03%

Monroe (County of); High
  School Refunding Series GO
  4.25%, 05/01/03(b)           -     Aaa        500        509,980
------------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Meharry Medical College);
  RB
  7.875%, 12/01/04(e)         NRR    Aaa        955      1,075,693
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TENNESSEE-(CONTINUED)

Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Multifamily Housing
  Project); Series 1996 RB
  5.50%, 01/01/07(c)          AAA     -      $2,700   $  2,878,227
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993 A RB
  5.65%, 01/01/07              A+     A1      1,360      1,433,780
------------------------------------------------------------------
Tennessee School Board
  Authority; College and
  University Improvement
  Series RB
  5.75%, 05/01/06              AA    Aa2        500        500,574
------------------------------------------------------------------
                                                         6,398,254
------------------------------------------------------------------

TEXAS-7.44%

Alamo Community College
  District; Series 1990 GO
  6.90%, 02/15/00(c)(e)       NRR    Aaa        500        521,695
------------------------------------------------------------------
Clint Independent School
  District; Unlimited Tax
  Refunding Series 1991 GO
  6.30%, 03/01/99(c)(e)       NRR    Aaa         30         30,364
------------------------------------------------------------------
  6.30%, 03/01/00(b)           -     Aaa        155        156,660
------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Series 1980 IDR
  9.25%, 08/01/00(e)          NRR    NRR        315        329,903
------------------------------------------------------------------
Conroe (City of) Independent
  School District; Unlimited
  School Tax GO
  7.375%, 02/01/01(b)         AAA    Aaa        115        124,286
------------------------------------------------------------------
Gatesville Independent
  School District; Unlimited
  Tax School Building and
  Refunding Series 1995 RB
  5.80%, 02/01/03(b)           -     Aaa        485        522,898
------------------------------------------------------------------
Harris (County of) (Port of
  Houston Authority); RB
  5.75%, 05/01/02              A      A       1,070      1,087,388
------------------------------------------------------------------
  5.75%, 05/01/02(b)          AAA    Aaa      1,055      1,072,661
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project); Hospital
  Series 1992 RB
  6.70%, 06/01/00(e)          NRR    NRR      1,000      1,047,680
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health Care
  System Project); Series B
  RB
  5.10%, 07/01/06              AA    Aa3      1,000      1,048,100
------------------------------------------------------------------
Keller (City of) Independent
  School District; Series
  1994 Certificates of
  Participation
  5.75%, 08/15/01(b)          AAA    Aaa        915        966,450
------------------------------------------------------------------
Kerrville (City of);
  Electric System Refunding
  Series 1991 RB
  6.375%, 11/01/01(b)         AAA    Aaa        185        199,687
------------------------------------------------------------------
La Marque Independent School
  District; Unlimited
  Schoolhouse Tax Series
  1992 GO
  7.50%, 08/15/99(b)          AAA    Aaa        575        594,608
------------------------------------------------------------------
  7.50%, 08/15/02(b)          AAA    Aaa        750        849,885
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Lubbock Health Facility
  Development Corp.;
  Methodist Hospital
  Refunding Series 1993 B
  5.40%, 12/01/05(b)          AAA    Aaa     $  500   $    543,160
------------------------------------------------------------------
Pasadena Independent School
  District; Public Property
  Financed Contractual
  Series GO
  4.75%, 02/15/01              -     Aa3        560        566,609
------------------------------------------------------------------
Plano Independent School
  District; GO
  5.80%, 02/15/05(b)          AAA    Aaa      2,025      2,204,294
------------------------------------------------------------------
San Antonio (City of);
  Electric and Gas System
  Prerefunding Series 1989 A
  RB
  7.00%, 02/01/99(c)(e)       NRR    Aaa        165        169,401
------------------------------------------------------------------
  7.00%, 02/01/01              AA    Aa1        235        241,028
------------------------------------------------------------------
Tarrant (County of) Housing
  Finance Corp. (Arbors on
  Park II); Multifamily
  Housing Series RB
  5.05%, 12/01/07             AAA     -       1,485      1,522,942
------------------------------------------------------------------
Temple (City of) (Bell
  County); Refunding Series
  1992 GO
  5.80%, 02/01/01(b)          AAA    Aaa        250        261,792
------------------------------------------------------------------
Texas Municipal Power
  Agency; RB
  5.75%, 09/01/02(c)(e)       AAA    Aaa      1,000      1,070,120
------------------------------------------------------------------
Texas Turnpike Authority
  (Addison Airport Toll
  Tunnel Project); Dallas
  North Tollway Series 1994
  RB
  6.30%, 01/01/05(b)          AAA    Aaa        500        564,374
------------------------------------------------------------------
                                                        15,695,985
------------------------------------------------------------------

UTAH-1.03%

Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997 B RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,000      1,134,370
------------------------------------------------------------------
Utah (State of) (Board of
  Water Resources Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02              AA     -         500        540,470
------------------------------------------------------------------
Utah Municipal Finance
  Cooperative (Pooled
  Capital Improvement
  Financing Program)
  (University Hospital
  Project); Local Government
  Series 1991 RB
  6.50%, 05/15/99(e)          NRR    NRR        475        484,101
------------------------------------------------------------------
                                                         2,158,941
------------------------------------------------------------------

VIRGINIA-1.22%

Medical College of Hampton
  Roads; General Refunding
  Series 1991 A RB
  6.00%, 11/15/99              A-     -         605        621,117
------------------------------------------------------------------
Norfolk (City of)
  Redevelopment and Housing
  Authority (State Board for
  Community
  Colleges-Tidewater);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04              AA     Aa        535        576,634
------------------------------------------------------------------
  5.40%, 11/01/05              AA     Aa        500        544,340
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
VIRGINIA-(CONTINUED)

Portsmouth (City of); Port
  Improvement Unlimited Tax
  Refunding GO
  6.40%, 11/01/03             AA-     A3     $  300   $    328,119
------------------------------------------------------------------
Portsmouth (City of); Public
  Utility Refunding Series
  1992 GO
  5.90%, 11/01/01             AA-     A3        450        480,240
------------------------------------------------------------------
                                                         2,550,450
------------------------------------------------------------------

WASHINGTON-2.96%

King (County of); Series A
  RB
  5.80%, 01/01/05             AA+    Aa1      1,000      1,105,420
------------------------------------------------------------------
Seattle (City of); Limited
  Tax Refunding Series GO
  6.40%, 10/01/01(e)          NRR    NRR        250        268,200
------------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01             AA-    Aa3        500        534,440
------------------------------------------------------------------
Snohomish (County of) Public
  Utilities District #1; RB
  5.70%, 01/01/06(b)          AAA    Aaa      4,000      4,318,680
------------------------------------------------------------------
                                                         6,226,740
------------------------------------------------------------------

WISCONSIN-3.69%

Oak Creek (City of)
  (Waterworks Systems); Bond
  Anticipation Notes
  3.90%, 09/01/00              -     MIG1     1,000      1,004,200
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin (State of); Series
  A GO
  5.75%, 05/01/99              AA    Aa2     $1,000   $  1,014,090
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.90%, 11/01/05(c)          AA+   VMIG-1    2,250      2,321,798
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic); RB
  5.20%, 02/15/07(b)          AAA    Aaa      3,210      3,434,186
------------------------------------------------------------------
                                                         7,774,274
------------------------------------------------------------------

WYOMING-0.48%

Wyoming Building Corp; RB
  4.25%, 10/01/01(b)          AAA    Aaa      1,000      1,016,560
------------------------------------------------------------------
TOTAL INVESTMENTS-99.50%
  (Cost $200,299,104)                                  209,793,427
------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS-0.50%                      1,048,492
------------------------------------------------------------------
NET ASSETS-100.00%                                    $210,841,919
------------------------------------------------------------------

Abbreviations:

GO  - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
NRR - Not re-rated
PCR  - Pollution Control Revenue Bonds
RB  - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Secured by bond insurance.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Payable on demand by the Fund at specified frequencies no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 09/30/98.
(e) Secured by an escrow fund of U.S. Treasury obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $200,299,104)                            $  209,793,427
---------------------------------------------------------
Receivables for:
  Investments sold                              1,165,248
---------------------------------------------------------
  Capital stock sold                              422,444
---------------------------------------------------------
  Interest                                      2,787,695
---------------------------------------------------------
Investment for deferred compensation plan          20,150
---------------------------------------------------------
Other assets                                       55,357
---------------------------------------------------------
    Total assets                              214,244,321
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         2,869,659
---------------------------------------------------------
  Capital stock reacquired                        119,250
---------------------------------------------------------
  Dividends                                       312,642
---------------------------------------------------------
  Deferred compensation plan                       20,150
---------------------------------------------------------
Accrued administrative services fees                4,027
---------------------------------------------------------
Accrued advisory fees                              51,115
---------------------------------------------------------
Accrued directors' fees                             2,000
---------------------------------------------------------
Accrued transfer agent fees                         5,701
---------------------------------------------------------
Accrued operating expenses                         17,858
---------------------------------------------------------
    Total liabilities                           3,402,402
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  210,841,919
=========================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  18,828,331
=========================================================
Net asset value and redemption price per
  share                                    $        11.20
=========================================================
Offering price per share:
  (Net asset value of
   $11.20 divided by 99.00%)               $        11.31
=========================================================


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest income                               $4,795,883
--------------------------------------------------------

EXPENSES:

Advisory fees                                    290,992
--------------------------------------------------------
Administrative services fees                      24,432
--------------------------------------------------------
Custodian fees                                     4,817
--------------------------------------------------------
Transfer agent fees                               31,111
--------------------------------------------------------
Registration and filing fees                      44,177
--------------------------------------------------------
Directors' fees                                    3,740
--------------------------------------------------------
Other                                             50,648
--------------------------------------------------------
       Total expenses                            449,917
--------------------------------------------------------
Net investment income                          4,345,966
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                     340,537
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   2,455,859
--------------------------------------------------------
       Net gain on investment securities       2,796,396
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $7,142,362
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 AND THE YEAR ENDED MARCH 31, 1998 (UNAUDITED)

                                                              SEPTEMBER 30,      MARCH 31,
                                                                   1998             1998
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                        $  4,345,966     $  8,621,404
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        340,537          (31,582)
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities            2,455,859        5,402,954
--------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations       7,142,362       13,992,776
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (4,352,316)      (8,634,206)
--------------------------------------------------------------------------------------------
Distributions from capital                                               --           (3,932)
--------------------------------------------------------------------------------------------
Net increase from capital stock transactions                      7,082,899       22,272,556
--------------------------------------------------------------------------------------------
       Net increase in net assets                                 9,872,945       27,627,194
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           200,968,974      173,341,780
--------------------------------------------------------------------------------------------
  End of period                                                $210,841,919     $200,968,974
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $202,166,805     $195,083,906
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (23,835)         (17,485)
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                     (795,374)      (1,135,911)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                9,494,323        7,038,464
--------------------------------------------------------------------------------------------
                                                               $210,841,919     $200,968,974
============================================================================================

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998
(UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Free Intermediate Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $1,129,032, which expires, if not previously utilized, in the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1998, the Fund reimbursed AIM $24,432 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1998, the Fund paid AFS $19,771 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $12,851 from sales of capital stock during the six months ended September 30, 1998. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 1998, the Fund paid legal fees of $2,434 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowings up to the lesser of i) $500,000,000 or ii) the limits set by its prospectus for borrowings. During the six months ended September 30, 1998, the fund did borrow minimal amounts under the line of credit agreement. Interest expense for the period ended September 30, 1998 was $22,020. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended September 30, 1998 was $57,356,448 and $49,231,635, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of September 30, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $9,507,205
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (12,882)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $9,494,323
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1998 and the year ended March 31, 1998 were as follows:

                                                                    SEPTEMBER 30,                 MARCH 31,
                                                                        1998                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                           5,079,327   $ 56,125,725    4,891,415   $ 53,561,920
-------------------------------------------------             ----------   ------------   ----------   ------------
Issued as reinvestment of dividends                              232,513      2,573,515      411,422      4,509,891
-------------------------------------------------             ----------   ------------   ----------   ------------
Reacquired                                                    (4,678,139)   (51,616,341)  (3,262,778)   (35,799,255)
-------------------------------------------------             ----------   ------------   ----------   ------------
                                                                 633,701   $  7,082,899    2,040,059   $ 22,272,556
=================================================             ==========   ============   ==========   ============

NOTE 7- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                                                                  MARCH 31,
                                                           SEPTEMBER 30,    -----------------------------------------------------
                                                                1998          1998        1997       1996       1995      1994
                                                           --------------   --------    --------    -------    -------   -------
Net asset value, beginning of period                          $  11.05      $  10.73      $10.79     $10.67     $10.62    $10.74
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
Income from investment operations:
    Net investment income                                         0.25          0.50        0.50       0.52       0.49      0.48
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
    Net gains (losses) on securities (both realized and
      unrealized)                                                 0.15          0.32       (0.04)      0.12       0.04     (0.10)
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
        Total from investment operations                          0.40          0.82        0.46       0.64       0.53      0.38
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
Less distributions:
    Dividends from net investment income                         (0.25)        (0.50)      (0.52)     (0.52)     (0.48)    (0.48)
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
    Distributions from net realized gains                           --            --          --         --         --     (0.02)
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
        Total distributions                                      (0.25)        (0.50)      (0.52)     (0.52)     (0.48)    (0.50)
---------------------------------------------------------     --------      --------    --------    -------    -------   -------
Net asset value, end of period                                $  11.20      $  11.05      $10.73     $10.79     $10.67    $10.62
=========================================================     ========      ========    ========    =======    =======   =======
Total return(a)                                                   3.63%         7.79%       4.33%      6.06%      5.17%     3.47%
=========================================================     ========      ========    ========    =======    =======   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $210,842      $200,969    $173,342    $83,066    $82,355   $99,757
=========================================================     ========      ========    ========    =======    =======   =======
Ratio of expenses (exclusive of interest) to average net
  assets                                                          0.44%(b)      0.45%       0.56%      0.65%      0.59%     0.61%(c)
=========================================================     ========      ========    ========    =======    =======   =======
Ratio of net investment income to average net assets              4.50%(b)      4.56%       4.63%      4.81%      4.65%     4.37%(c)
=========================================================     ========      ========    ========    =======    =======   =======
Portfolio turnover rate                                             27%           22%         26%        32%        75%       26%
=========================================================     ========      ========    ========    =======    =======   =======

(a) Does not deduct sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $193,464,679.

(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.35%.

Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                                  Charles T. Bauer                           11 Greenway Plaza
Chairman                                          Chairman                                   Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                  INVESTMENT ADVISOR
Director
ACE Limited;                                      John J. Arthur                             A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Treasurer        11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                                Carol F. Relihan                           Houston, TX 77046
                                                  Senior Vice President and Secretary
Owen Daly II                                                                                 TRANSFER AGENT
Director                                          Gary T. Crum
Cortland Trust Inc.                               Senior Vice President                      A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn Jr.                                Dana R. Sutton                             Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                        CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Stuart W. Coco
President, Mercantile Bankshares                  Vice President                             The Bank of New York
                                                                                             90 Washington Street
Jack Fields                                       Melville B. Cox                            11th Floor
Chief Executive Officer                           Vice President                             New York, NY 10286
Texana Global, Inc.;
Formerly Member                                   Karen Dunn Kelley                          COUNSEL TO THE FUND
of the U.S. House of Representatives              Vice President
                                                                                             Ballard Spahr
Carl Frischling                                   Renee A. Friedli                           Andrews & Ingersoll, LLP
Partner                                           Assistant Secretary                        1735 Market Street
Kramer, Levin, Naftalis & Frankel                                                            Philadelphia, PA 19103
                                                  P. Michelle Grace
Robert H. Graham                                  Assistant Secretary                        COUNSEL TO THE DIRECTORS
President and Chief Executive Officer
A I M Management Group Inc.                       Jeffrey H. Kupor                           Kramer, Levin, Naftalis & Frankel
                                                  Assistant Secretary                        919 Third Avenue
Prema Mathai-Davis                                                                           New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;      Nancy L. Martin
Commissioner, New York City Dept. for the         Assistant Secretary                        DISTRIBUTOR
Aging; and member of the Board of Directors,
Metropolitan Transportation Authority of          Ofelia M. Mayo                             A I M Distributors, Inc.
New York State                                    Assistant Secretary                        11 Greenway Plaza
                                                                                             Suite 100
Lewis F. Pennock                                  Lisa A. Moss                               Houston, TX 77046
Attorney                                          Assistant Secretary

Ian W. Robinson                                   Kathleen J. Pflueger
Consultant; Formerly Executive                    Assistant Secretary
Vice President and
Chief Financial Officer                           Samuel D. Sirko
Bell Atlantic Management                          Assistant Secretary
Services, Inc.
                                                  Stephen I. Winer
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests
Limited Partnership

HOW AIM MAKES INVESTING
EASY FOR YOU
--------------------------------------------------------------------------------

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.
o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.
o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.
o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.
o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.
o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds---Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.
o RETIREMENT PLANS. You may purchase shares of an AIM fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.
o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.
o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                      -------------------------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                     -------------------------------------

                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                       GROWTH FUNDS
                                                       AIM Aggressive Growth Fund
                                                       AIM Blue Chip Fund
                                                       AIM Capital Development Fund
                                                       AIM Constellation Fund
                                                       AIM Mid Cap Equity Fund(1), (A)
             [PHOTO OF                                 AIM Select Growth Fund(2)
          11 GREENWAY PLAZA                            AIM Small Cap Growth Fund(1), (B)
           APPEARS HERE]                               AIM Small Cap Opportunities Fund
                                                       AIM Value Fund
                                                       AIM Weingarten Fund

                                                       GROWTH & INCOME FUNDS
                                                       AIM Advisor Flex Fund
                                                       AIM Advisor Large Cap Value Fund
                                                       AIM Advisor MultiFlex Fund
                                                       AIM Advisor Real Estate Fund
                                                       AIM Balanced Fund
                                                       AIM Basic Value Fund(1), (C)
                                                       AIM Charter Fund

                                                       INCOME FUNDS
                                                       AIM Floating Rate Fund(1)
                                                       AIM High Yield Fund
                                                       AIM High Yield Fund II
                                                       AIM Income Fund
                                                       AIM Intermediate Government Fund
                                                       AIM Limited Maturity Treasury Fund

                                                       TAX-FREE INCOME FUNDS
                                                       AIM High Income Municipal Fund
                                                       AIM Municipal Bond Fund
                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                       AIM Tax-Free Intermediate Fund

                                                       MONEY MARKET FUNDS
                                                       AIM Dollar Fund(1)
                                                       AIM Money Market Fund
                                                       AIM Tax-Exempt Cash Fund

                                                       INTERNATIONAL GROWTH FUNDS
                                                       AIM Advisor International Value Fund
                                                       AIM Asian Growth Fund
                                                       AIM Developing Markets Fund(1)
                                                       AIM Emerging Markets Fund(1)
                                                       AIM Europe Growth Fund(1)
                                                       AIM European Development Fund
                                                       AIM International Equity Fund
                                                       AIM International Growth Fund(1)
                                                       AIM Japan Growth Fund(1)
                                                       AIM Latin American Growth Fund(1)
                                                       AIM New Pacific Growth Fund(1)

                                                       GLOBAL GROWTH FUNDS
                                                       AIM Global Aggressive Growth Fund
                                                       AIM Global Growth Fund
                                                       AIM Worldwide Growth Fund(1)

                                                       GLOBAL GROWTH & INCOME FUNDS
                                                       Global Growth & Income Funds
                                                       AIM Global Growth & Income Fund(1)
                                                       AIM Global Utilities Fund

                                                       GLOBAL INCOME FUNDS
                                                       AIM Emerging Markets Debt Fund(1), (D)
                                                       AIM Global Government Income Fund(1)
                                                       AIM Global Income Fund
                                                       AIM Strategic Income Fund(1)

                                                       THEME FUNDS
                                                       AIM Global Consumer Products and Services Fund(1)
                                                       AIM Global Financial Services Fund(1)
                                                       AIM Global Health Care Fund(1)
                                                       AIM Global Infrastructure Fund(1)
                                                       AIM Global Resources Fund(1)
                                                       AIM Global Telecommunications Fund(1)
                                                       AIM Global Trends Fund(1), (E)


A I M Management Group Inc. has provided               (1) Effective May 29, 1998, A I M Advisors, Inc.
leadership in the mutual fund industry since 1976      became advisor to the former GT Global Funds. (2) On
and managed approximately $91 billion in assets        May 1, 1998, AIM Growth Fund was renamed AIM
for more than 5.5 million shareholders, including      Select Growth Fund. (A) On September 8, 1998, AIM
individual investors, corporate clients, and           Mid Cap Growth Fund was renamed AIM Mid Cap Equity
financial institutions, as of September 30, 1998.      Fund. (B) On September 8, 1998, AIM Small Cap
The AIM Family of Funds--Registered Trademark--is      Equity Fund was renamed AIM Small Cap Growth Fund.
distributed nationwide, and AIM today is the           (C) On September 8, 1998, AIM America Value Fund
11th-largest mutual fund complex in the U.S. in        was renamed AIM Basic Value Fund. (D) On September
assets under management, according to Strategic        8, 1998, AIM Global High Income Fund was renamed
Insight, an independent mutual fund monitor.           AIM Emerging Markets Debt Fund. (E) On September
                                                       8, 1998, AIM New Dimension Fund was renamed AIM
                                                       Global Trends Fund. For more complete information
                                                       about any AIM Fund(s), including sales charges and
                                                       expenses, ask your financial consultant or
                                                       securities dealer for a free prospectus(es).
                                                       Please read the prospectus(es) carefully before
                                                       you invest or send money.

                                                       INVEST WITH DISCIPLINE--Registered Trademark--
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